UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE AB PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Growth Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.8%
Information Technology - 35.1%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	28,080	$5,612,911

Internet Software & Services - 13.9%
Alphabet, Inc.-Class C (a)	53,226	54,111,681
CoStar Group, Inc. (a)	16,450	4,865,087
Facebook, Inc.-Class A (a)	260,730	46,947,044
Trade Desk, Inc. (The)-Class A (a)	107,090	7,059,373

		112,983,185

IT Services - 6.9%
Fiserv, Inc. (a)	96,390	12,475,758
PayPal Holdings, Inc. (a)	102,810	7,459,893
Visa, Inc.-Class A	328,568	36,135,909

		56,071,560

Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.	47,310	9,784,181
Xilinx, Inc.	319,340	23,532,165

		33,316,346

Software - 7.0%
Adobe Systems, Inc. (a)	157,640	27,612,222
Electronic Arts, Inc. (a)	116,600	13,945,360
HubSpot, Inc. (a)	71,240	6,165,822
ServiceNow, Inc. (a)	45,862	5,795,581
Splunk, Inc. (a)	56,000	3,768,800

		57,287,785

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	121,500	20,538,360

		285,810,147

Health Care - 19.0%
Biotechnology - 3.0%
Biogen, Inc. (a)	78,984	24,616,153

Health Care Equipment & Supplies - 7.3%
Align Technology, Inc. (a)	26,796	6,403,708
Edwards Lifesciences Corp. (a)	213,210	21,796,459
Intuitive Surgical, Inc. (a)	61,203	22,973,158
Nevro Corp. (a)	96,540	8,454,973

		59,628,298

Health Care Providers & Services - 4.5%
Teladoc, Inc. (a)(b)	124,853	4,126,392
UnitedHealth Group, Inc.	155,580	32,706,027

		36,832,419

Company	Shares	U.S. $ Value
Health Care Technology - 1.7%
Cerner Corp. (a)	200,900	$13,564,768

Pharmaceuticals - 2.5%
Zoetis, Inc.	310,990	19,847,382

		154,489,020

Consumer Discretionary - 15.6%
Diversified Consumer Services - 2.2%
Bright Horizons Family Solutions, Inc. (a)	140,550	12,129,465
Grand Canyon Education, Inc. (a)	67,050	6,001,645

		18,131,110

Hotels, Restaurants & Leisure - 3.6%
Planet Fitness, Inc.	678,940	18,086,962
Starbucks Corp.	200,530	10,997,065

		29,084,027

Internet & Direct Marketing Retail - 1.2%
Priceline Group, Inc. (The) (a)	5,075	9,703,197

Media - 0.6%
Comcast Corp.-Class A	140,290	5,054,649

Multiline Retail - 1.9%
Dollar Tree, Inc. (a)	172,540	15,744,275

Specialty Retail - 4.3%
Home Depot, Inc. (The)	154,520	25,616,326
Ulta Salon Cosmetics & Fragrance, Inc. (a)	45,370	9,155,212

		34,771,538

Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc.-Class B	272,520	14,985,875

		127,474,671

Consumer Staples - 9.8%
Beverages - 6.1%
Constellation Brands, Inc.-Class A	114,300	25,041,987
Monster Beverage Corp. (a)	419,298	24,289,933

		49,331,920

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	158,770	25,574,672

Food Products - 0.6%
Blue Buffalo Pet Products, Inc. (a)(b)	159,570	4,616,360

		79,522,952

Industrials - 8.5%
Building Products - 2.5%
Allegion PLC	102,830	8,574,994
AO Smith Corp.	115,910	6,861,872
Lennox International, Inc.	25,240	4,824,121

		20,260,987

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 1.6%
Copart, Inc. (a)	348,140	$12,634,001

Industrial Conglomerates - 1.7%
Roper Technologies, Inc.	55,070	14,217,422

Machinery - 2.2%
IDEX Corp.	70,600	9,051,626
WABCO Holdings, Inc. (a)	59,100	8,721,387

		17,773,013

Trading Companies & Distributors - 0.5%
Fastenal Co.	87,560	4,112,693

		68,998,116

Financials - 2.4%
Capital Markets - 2.4%
MarketAxess Holdings, Inc.	54,620	9,503,880
S&P Global, Inc.	65,820	10,298,855

		19,802,735

Materials - 2.4%
Chemicals - 2.4%
Ecolab, Inc.	77,700	10,152,282
PolyOne Corp.	200,030	9,215,382

		19,367,664

Total Common Stocks (cost $490,876,144)		755,465,305

SHORT-TERM INVESTMENTS - 7.3%
Investment Companies - 7.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (c)(d)(e) (cost $59,371,722)	59,371,722	59,371,722

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $550,247,866)		814,837,027

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (c)(d)(e) (cost $8,756,358)	8,756,358	8,756,358

U.S. $ Value
Total Investments - 101.2% (cost $559,004,224) (f)	$823,593,385
Other assets less liabilities - (1.2)%	(9,655,413)

Net Assets - 100.0%	$813,937,972

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $266,582,351 and gross unrealized depreciation of investments was $(1,993,190), resulting in net unrealized appreciation of $264,589,161.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Growth Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$755,465,305		$	– 0	–	$	– 0	–	$755,465,305
Short-Term Investments	59,371,722			– 0	–		– 0	–	59,371,722
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	8,756,358			– 0	–		– 0	–	8,756,358

Total Investments in Securities	823,593,385			– 0	–		– 0	–	823,593,385
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$823,593,385		$	– 0	–	$	– 0	–	$823,593,385

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market

Portfolio for the three months ended October 31, 2017 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/17 (000)	Dividend Income (000)
Government Money Market	$41,036	$55,853	$37,517	$59,372	$116
Government Money Market*	5,439	14,653	11,336	8,756	16

Total	$46,475	$70,506	$48,853	$68,128	$132

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AB Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2017